Income Taxes - Provision for Statutory Federal Income Tax Rate (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 22, 2017	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The (benefit) provision for income taxes varies from the current statutory federal income tax rate
Decrease in its deferred tax assets related to the re-measurement of the deferred tax assets and liabilities at the reduced U.S. federal tax rate							$ 17.7
One-time transition tax liability for all of its foreign subsidiaries resulting in an income tax expense							8.9
Mafco Worldwide & Merisant
The (benefit) provision for income taxes varies from the current statutory federal income tax rate
(Benefit) provision for income taxes			$ (3.1)	$ 2.6	$ (2.5)	$ 5.3	(10.2)
Statutory federal rate	35.00%	35.00%	21.00%	21.00%	21.00%
Mafco Worldwide & Merisant | Luxembourg
The (benefit) provision for income taxes varies from the current statutory federal income tax rate
Tax provision at federal statutory rate					$ 5.9	5.5	5.2
State and local taxes					0.4	(0.9)	(0.2)
Foreign rate differential					0.7	1.5	(3.2)
Change in tax rates					(2.2)	(0.1)	(3.0)
Changes in uncertain tax positions					0.1	(0.1)	(0.8)
Change in valuation allowance					0.6	(2.0)	0.2
Impact of U.S. tax reform							(8.8)
Impact of Luxembourg restructuring					(6.4)
U.S. effects of international operations					3.1	6.1	3.6
Tax credits					(5.2)	(5.5)	(4.9)
Other					0.5	0.8	1.7
(Benefit) provision for income taxes					$ (2.5)	$ 5.3	$ (10.2)
Limitation on deductible interest expense as a percentage of tax adjusted EBITDA through 2021	30.00%
Limitation on deductible interest expense as a percentage of tax adjusted EBIT after 2021	30.00%
Mafco Worldwide & Merisant | Luxembourg | Minimum
The (benefit) provision for income taxes varies from the current statutory federal income tax rate
Statutory federal rate	21.00%
Mafco Worldwide & Merisant | Luxembourg | Maximum
The (benefit) provision for income taxes varies from the current statutory federal income tax rate
Statutory federal rate	35.00%